Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Plant and equipment

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2021	$11,633,517	$(7,169,146)	$4,464,371
Capital expenditures	515,183	—	515,183
Property acquisitions	1,173	—	1,173
Transfers from exploration and evaluation assets (note 6)	8,496	—	8,496
Change in asset retirement obligations (note 10)	(147,020)	—	(147,020)
Divestitures	(265,166)	241,892	(23,274)
Impairment reversal	—	245,241	245,241
Foreign currency translation	296,033	(158,404)	137,629
Depletion	—	(581,033)	(581,033)
Balance, December 31, 2022	$12,042,216	$(7,421,450)	$4,620,766
Capital expenditures	1,012,787	—	1,012,787
Corporate acquisition (note 4)	3,096,404	—	3,096,404
Property acquisitions	20,263	—	20,263
Transfers from exploration and evaluation assets (note 6)	83,530	—	83,530
Transfers from lease assets	7,611	—	7,611
Change in asset retirement obligations (note 10)	54,166	—	54,166
Divestitures	(660,920)	317,651	(343,269)
Property swaps	(2,975)	3,756	781
Impairment loss	—	(833,662)	(833,662)
Foreign currency translation	(127,065)	66,501	(60,564)
Depletion	—	(1,039,780)	(1,039,780)
Balance, December 31, 2023	$15,526,017	$(8,906,984)	$6,619,033

Disclosure of recoverable amount of CGU benchmark reference prices	The prices and costs subsequent to 2033 have been adjusted for inflation at an annual rate of 2.0%.

	2024	2025	2026	2027	2028	2029	2030	2031	2032	2033
WTI crude oil (US$/bbl)	73.67	74.98	76.14	77.66	79.22	80.80	82.42	84.06	85.74	87.46
LLS crude oil (US$/bbl)	76.49	77.80	78.95	80.35	81.95	83.59	85.27	86.97	88.71	90.48
Edmonton par oil ($/bbl)	92.91	95.04	96.07	97.99	99.95	101.94	103.98	106.06	108.18	110.35
NYMEX Henry Hub gas (US$/mmbtu)	2.75	3.64	4.02	4.10	4.18	4.27	4.35	4.44	4.53	4.62
AECO gas ($/mmbtu)	2.20	3.37	4.05	4.13	4.21	4.30	4.38	4.47	4.56	4.65
Exchange rate (CAD/USD)	0.75	0.75	0.76	0.76	0.76	0.76	0.76	0.76	0.76	0.76

Sensitivity of The Estimated Recoverable Amount of Changes in Assumptions
The following table summarizes the recoverable amount and impairment for each of the two CGUs at December 31, 2023 and demonstrates the sensitivity of the impairment to reasonably possible changes in key assumptions inherent in the calculation.

	Recoverable amount	Impairment loss	Change in discount rate of 1%	Change in oil price of $2.50/bbl	Change in gas price of $0.25/mcf
Viking CGU	$606,290	$184,000	$26,500	$53,000	$3,500
Eagle Ford Non-op CGU (1)	1,429,658	649,662	71,300	107,600	25,700
(1)There were no indicators of impairment identified for the Eagle Ford Operated CGU which includes the assets acquired from Ranger (note 4).
The following table summarizes the recoverable amount and impairment reversal for each of the five CGUs at December 31, 2022 and demonstrates the sensitivity of the impairment reversal to reasonably possible changes in key assumptions inherent in the calculation.

	Recoverable amount	Impairment reversal	Change in discount rate of 1%	Change in oil price of $2.50/bbl	Change in gas price of $0.25/mcf
Conventional CGU (1)	$119,031	$23,707	$—	$—	$—
Peace River CGU (1)	676,939	140,534	—	—	—
Lloydminster CGU	449,250	—	11,500	53,000	—
Viking CGU	1,322,193	81,000	39,500	78,000	4,000
Eagle Ford Non-op CGU	2,102,646	—	95,800	131,100	28,500
(1)The impairment reversals for the Conventional and Peace River CGUs were limited to the total accumulated impairments less subsequent depletion of $23.7 million and $140.5 million, respectively. As a result, changes in the key assumptions presented in the table above have no impact on the amount of the impairment reversal as at December 31, 2022